UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2009

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 8, 2009
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	$227,538 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$4,545.37
173,025
Sole
None
173,025
AMEDISYS INC COM
023436108
$4,917.97
112,720
Sole
None
112,720
AMERICAN CAMPUS CMNTYS
COM
024835100
$2,104.37
78,375
Sole
None
78,375
AMERICAN EXPRESS CO COM
025816109
$4,358.62
128,573
Sole
None
128,573
ANADARKO PETE CORP COM
032511107
$200.74
3,200
Sole
None
3,200
BAKBONE SOFTWARE INC
COM
057101107
$53.80
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$1,138.60
26,690
Sole
None
26,690
BANK OF AMERICA CORP COM
060505104
$244.92
14,475
Sole
None
14,475
BIG LOTS INC COM
089302103
$3,025.84
120,937
Sole
None
120,937
BIOELECTRONICS CORP COM
09062H108
$5.25
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$720.84
13,542
Sole
None
13,542
BRISTOL-MYERS SQUIBB CO
COM
110122108
$273.08
12,126
Sole
None
12,126
CEL-SCI CORP COM NEW
150837409
$17.20
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$1,732.65
24,601
Sole
None
24,601
CISCO SYS INC COM
17275R102
$3,758.84
159,679
Sole
None
159,679
COHEN & STEERS INC COM
19247A100
$5,383.20
224,300
Sole
None
224,300
COMCAST CORP COM CL A
20030N101
$5,350.81
316,991
Sole
None
316,991
DATATRAK INTL INC COM
238134100
$2.80
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$2,319.00
110,745
Sole
None
110,745
DWS INTL FD INC EMRG MKT
23337r502
$3,081.17
196,503
Sole
None
196,503
E MED FUTURE INC COM
26875d108
$1.73
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$4,481.23
53,661
Sole
None
53,661
ESTEE LAUDER COS INC COM
518439104
$4,304.17
116,078
Sole
None
116,078
EXXON CORP COM
30231G102
$835.76
12,181
Sole
None
12,181
FEC RESOURCES INC COM
30246x108
$0.68
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$311.10
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,949.22
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$4,179.46
312,600
Sole
None
312,600
FRANKLIN RES INC COM
354613101
$4,483.94
44,572
Sole
None
44,572
GATX CORP COM
361448103
$3,692.89
132,125
Sole
None
132,125
GENCORP INC COM
368682100
$3,796.63
708,326
Sole
None
708,326
GENERAL ELEC CO COM
369604103
$3,624.25
220,722
Sole
None
220,722
HEWLETT PACKARD CO COM
428236103
$5,358.43
113,502
Sole
None
113,502
INTEL CORP COM
458140100
$4,957.79
253,336
Sole
None
253,336
INTRAOP MED CORP COM
46118N101
$2.25
50,000
Sole
None
50,000
ISHARES TR RUSSELL 3000
464287689
$410.50
6,622
Sole
None
6,622
J P MORGAN CHASE & CO COM
46625H100
$1,507.58
34,404
Sole
None
34,404
JO-ANN STORES INC COM
47758P307
$4,937.52
184,030
Sole
None
184,030
JOHNSON & JOHNSON COM
478160104
$3,102.67
50,955
Sole
None
50,955
KAISER ALUMINUM CORP
COM PAR $0.01
483007704
$3,819.44
105,045
Sole
None
105,045
KENNAMETAL INC COM
489170100
$2,824.49
114,770
Sole
None
114,770
KIMBERLY CLARK CORP COM
494368103
$216.22
3,666
Sole
None
3,666
LIQUIDITY SERVICES INC COM
53635B107
$2,120.89
205,513
Sole
None
205,513
LOEWS CORP COM
540424108
$2,234.20
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$6,185.22
86,555
Sole
None
86,555
LULULEMON ATHLETICA IN
COM
550021109
$6,212.23
273,065
Sole
None
273,065
MERCK & CO INC COM
589331107
$4,006.98
126,683
Sole
None
126,683
MICROSOFT CORP COM
594918104
$2,788.89
108,433
Sole
None
108,433
MOTOROLA
620076109
$1,455.67
169,461
Sole
None
169,461
NATIONAL SEMICONDUCTOR
COM
637640103
$2,399.79
168,170
Sole
None
168,170
NEWFIELD EXPL CO COM
651290108
$5,370.69
126,191
Sole
None
126,191
NORDSON CORP COM
655663102
$6,901.65
123,046
Sole
None
123,046
NORDSTROM INC COM
655664100
$3,652.13
119,585
Sole
None
119,585
NORTHROP GRUMMAN CORP
COM
666807102
$3,057.23
59,077
Sole
None
59,077
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC
COM
682129101
$6,266.71
967,085
Sole
None
967,085
ORACLE CORP COM
68389X105
$5,427.63
260,443
Sole
None
260,443
PETSMART INC COM
716768106
$2,890.25
132,885
Sole
None
132,885
PFIZER INC COM
717081103
$298.91
18,061
Sole
None
18,061
PHILIP MORRIS INTL INC COM
718172109
$355.85
7,301
Sole
None
7,301
PROCTER & GAMBLE CO COM
742718109
$356.23
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,108.98
127,200
Sole
None
127,200
PULTE HOMES INC COM
745867101
$2,503.82
227,827
Sole
None
227,827
SCHLUMBERGER LTD COM
806857108
$3,874.24
65,004
Sole
None
65,004
SCHWAB CHARLES CORP NEW
COM
808513105
$4,536.44
236,890
Sole
None
236,890
SIMON PPTY GROUP NEW COM
828806109
$4,684.77
67,475
Sole
None
67,475
STARBUCKS CORP COM
855244109
$704.58
34,120
Sole
None
34,120
TENET HEALTHCARE CORP
COM
88033G100
$6,150.04
1,045,925
Sole
None
1,045,925
TERADYNE INC COM
880770102
$4,943.43
534,425
Sole
None
534,425
TETRA TECH INC NEW COM
88162G103
$7,514.30
283,238
Sole
None
283,238
TIME WARNER INC COM
887317303
$2,537.27
88,161
Sole
None
88,161
TRANSOCEAN INC COM
H8817H100
$3,770.25
44,081
Sole
None
44,081
TRAVELERS COMPANIES COM
89417e109
$3,938.99
80,012
Sole
None
80,012
WALT DISNEY CO COM
254687106
$4,104.98
149,490
Sole
None
149,490
WELLS FARGO & CO NEW COM
949746101
$3,807.15
135,101
Sole
None
135,101
WEYERHAEUSER CO COM
962166104
$3,943.17
107,590
Sole
None
107,590
WYNDHAM WORLDWIDE
CORP COM
98310W108
$4,400.92
269,664
Sole
None
269,664









$227,537.50
77